STATEMENT OF STOCKHOLDERS' DEFICIT (Parentheticals)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Warrants exercised (in Shares) | shares	164,184
Exercise of options at	$ 2.09
Warrants at $3.67 [Member]
Exercise of warrants at	3.67
Warrants at $2.50 [Member]
Exercise of warrants at	$ 2.50
Cashless Exercise of Warrants [Member]
Warrants exercised (in Shares) | shares	156,102
Exercise of Warrants for Cash [Member]
Exercise of warrants at	$ 3.09
Common Stock [Member] | Series C Preferred Stock [Member]
Conversion of preferred stock at	$ 1.50
Common Stock [Member] | Cashless Exercise of Warrants [Member]
Warrants exercised (in Shares) | shares	156,102
Common Stock [Member] | Exercise of Options [Member]
Exercise of options at	$ 2.09
Common Stock [Member] | Exercise of Warrants for Cash [Member] | Warrants at $3.67 [Member]
Exercise of warrants at	3.67
Common Stock [Member] | Exercise of Warrants for Cash [Member] | Warrants at $2.50 [Member]
Exercise of warrants at	$ 2.50